SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Memberships (Details) - Members $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) customer	Dec. 31, 2014 USD ($) customer
Memberships
Number of Members | customer	44	44
Membership fee per member | $	$ 5	$ 5